Share-based payments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share-based payments
19.	Share-based payments

(a) Share option plans

The Company has two share option plans (the “Plans”) approved, as amended and restated, by the shareholders from time to time and most recently on May 1, 2014 under which share purchase options (“Options”) can be granted to directors, officers, employees and consultants.

The Company’s Incentive Stock Option Plan - Employees, Consultants and Advisors (the “Employee Plan”) consists of options (the “Employee Plan Options”) which are subject to a 5-year maximum term and payable in shares of the Company when vested and exercised. The Employee Plan prohibits the re-pricing of Employee Options without shareholder approval. Employee Plan Options vest at the discretion of the Board of Directors at the time an Employee Option is granted. Generally, Employee Plan Options granted before November 1, 2015 vest in three equal and separate tranches with the first tranche vesting on the grant date and the second and third tranches vesting on the second and third anniversary dates of the grant date. Employee Plan Options granted on or after November 1, 2015 vest in three equal and separate tranches with vesting commencing one year after the date of grant and the second and third tranches vesting on the second and third anniversary of the grant date. Employee Plan Options are subject to withholding tax on exercise, withholding tax is paid by the Employee Option holder to the Company prior to receipt of the shares received pursuant to exercise.

The Company is responsible for remittance of the withholding tax to the appropriate tax authority. As at December 31, 2017, a total of 14,155,248 options (2016 – 14,701,541) were available to grant under the Employee Plan.

The Company’s Incentive Stock Option Plan - Officers and Directors Plan (“D&O Plan”) consists of options (the “D&O Options”) which are subject to a 5-year maximum term and payable in shares of the Company when vested and exercised. The D&O Plan prohibits the re-pricing of D&O Options without shareholder approval. D&O Plan Options vest at the discretion of the Board of Directors at the time a D&O Option is granted. Generally, D&O Plan Options granted before November 1, 2015 vest in three equal and separate tranches with the first tranche vesting on the grant date and the second and third tranches vesting on the second and third anniversary dates of the grant date. D&O Plan Options granted on or after November 1, 2015 vest in three equal and separate tranches with vesting commencing one year after the date of grant and the second and third tranches vesting on the second and third anniversary of the grant date.

D&O Options are subject to withholding tax on exercise, withholding tax is paid by the D&O Option holder to the Company prior to receipt of the shares received pursuant to exercise. The Company is responsible for remittance of the withholding tax to the appropriate tax authority. As at December 31, 2017, a total of 3,720,125 Options (2016 – 4,243,018) were available to grant under the D&O Plan.

Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2017		2016
	Weighted average exercise price Cdn$	Number of options	Weighted average exercise price Cdn$	Number of options
At January 1,	7.55	28,896,035	9.97	25,519,434
Regular options granted	4.43	5,804,535	3.24	9,101,164
Exercised	3.22	(242,648)	-	-
Forfeited	13.44	(4,735,349)	11.49	(5,724,563)
At December 31,	6.04	29,722,573	7.55	28,896,035

At December 31, 2017, 18,583,426 share purchase options (December 31, 2016 – 18,164,617) with a weighted average exercise price of Cdn$7.34 (December 31, 2016 – Cdn$9.64) had vested and were exercisable. Options outstanding are as follows:

	December 31, 2017
	Total options outstanding			Exercisable options
Range of exercise price Cdn$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price Cdn$	Shares	Weighted average exercise price Cdn$

$3.00 to $3.99	7,835,899	3.1	3.23	2,514,519	3.25
$4.00 to $4.99	5,842,935	4.1	4.43	33,333	4.23
$5.00 to $5.99	12,247	3.4	5.91	4,082	5.91
$6.00 to $6.99	6,916,166	2.1	6.66	6,916,166	6.66
$7.00 to $7.99	4,903,752	1.1	7.81	4,903,752	7.81
$8.00 to $8.99	45,405	0.3	8.19	45,405	8.19
$10.00 to $10.99	4,166,169	0.2	10.42	4,166,169	10.42

	29,722,573	2.3	6.04	18,583,426	7.34

Share based payments expense related to share options for the year ended December 31, 2017 was $6,736 (2016 – $6,812).

The assumptions used to estimate the fair value of options granted during the years ended December 31, 2017 and 2016 were:

	2017	2016

Risk-free interest rate (range) (%)	0.70 – 1.05	0.43
Expected volatility (range) (%)	60 – 65	55 – 63
Expected life (range) (years)	1.80 – 3.80	1.82 – 3.82
Expected dividends (CDN$)	0.02	0.02
Forfeiture rate (%)	11.0	11.0

The weighted average fair value per stock option was Cdn$1.53 (2016 – Cdn$1.02). Volatility was determined based on the historical volatility over the estimated lives of the options.

(b) Restricted share unit plan

The Company has a Restricted Share Unit plan (“RSU Plan”) whereby restricted share units may be granted to senior management of the Company. Once vested, an RSU is exercisable into one common share entitling the holder to receive the common share for no additional consideration. The RSUs vest as follows: one third on the first anniversary of the grant date, one third on the second anniversary of the grant date and one third on the third anniversary of the grant date. RSUs terminate on the third anniversary of the grant date. All RSUs which have not been redeemed by the date of termination are automatically redeemed. Such RSUs may be redeemed in shares or cash, cash redemptions are subject to the approval of the Board. RSU redemptions are subject to withholding tax, withholding tax is paid by the RSU holder to the Company prior to receipt of the resultant shares or cash. Cash settlements are issued net of withholding tax. The Company is responsible for remittance of the withholding tax to the appropriate tax authority. The current maximum number of common shares authorized for issue under the RSU plan is 5,000,000.

A total of 936,832 RSUs (2016 – 784,203) at a grant-date fair value of Cdn$4.49 per unit were granted during the year ended December 31, 2017 (2016 – Cdn$3.22) under the Company’s RSU plan.

The fair value of each RSU issued is determined as the closing share price at grant date.

A summary of the status of the RSU plan and changes during the year is as follows:

	2017	2016
At January 1,	1,240,174	884,846
Granted	936,832	784,203
Redeemed	(349,842)	(335,339)
Forfeited	(121,068)	(93,536)
At December 31,	1,706,096	1,240,174

As at December 31, 2017, 1,706,096 common shares purchased by the Company remain held in trust in connection with this plan (2016 – 549,507). At the end of the period, 596,780 restricted share units are fully vested and exercisable (2016 – 283,736). These shares purchased and held in trust have been included in treasury stock in the balance sheet.

Restricted share units expense for the year ended December 31, 2017 was $2,716 (2016 – $1,888).

(c) Deferred units plan

The Company has an Independent Directors Deferred Unit plan (“DU Plan”) under which DU’s are granted by the Board from time to time to independent directors (“the Participants”). DUs may be redeemed only on retirement of the independent director from the Board (the “Termination Date”) by providing the redemption notice (“Redemption Notice”) to the Company specifying the redemption date which shall be no later than December 15 of the first calendar year commencing after the calendar year in which the Termination Date occurred (the “Redemption Date”). Fifteen (15) trading days after the Redemption Date but no later than December 31 of the first calendar year commencing after the calendar year in which the Termination Date occurred, the Participant shall have the right to receive, and shall receive, with respect to all DUs held at the Redemption Date a cash payment equal to the market value of such DUs as of the Redemption Date. The Company will withhold income tax on redeemed DUs and is responsible for submission of the withholding tax to the tax authority.

At December 31, 2017, 596,836 DUs were outstanding (2016 – 498,390) with a value of $866 (2016 – $1,604), which is included in accounts payable and accrued liabilities.

Deferred units compensation income for the year ended December 31, 2017 was $1,023 (2016 – expense of $295).

(d) Performance share units plan

The Company has a Performance Share Unit plan (the “PSU” Plan) whereby PSUs may be granted to senior management of the Company at the discretion of the Board of Directors. Once vested, at the option of the Company, PSU’s are redeemable as a cash payment equal to the market value of the vested PSUs as of the Redemption Date, common shares of the Company equal to the number of vested PSUs, or a combination of cash and shares equal to the market value of the vested PSUs, for no additional consideration from the PSU holder and to be redeemed as soon as practicable after the Redemption Date. The Company will withhold income tax on redeemed PSUs and is responsible for submission of the withholding tax to the tax authority.

A total of 569,719 PSUs were granted during the year ended December 31, 2017 under the PSU Plan (2016 – 796,652). PSUs cliff vest on the third anniversary of the grant date (the “Redemption Date”) and are subject to terms and conditions including the achievement of predetermined performance criteria (the “Performance Criteria”). When fully vested the number of PSUs redeemed will range from 0% to 200% of the target award, subject to the achievement of the Performance Criteria. The current maximum number of common shares authorized for issuance from treasury under the PSU Plan is 3,130,000.

Compensation expense related to PSUs for the year ended December 31, 2017 was $2,789 (2016 – $1,564).